Exhibit 99.2 Schedule 6

Client Name:
Client Project Name:	DRMT 2025-CES1
Start - End Dates:	6/9/2025 - 7/9/2025
Deal Loan Count:	8

Rating Agency ATR QM Data Fields

Loans in Report:	8
Loan Number	Pretium Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	5853968	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	16215	XXXXXX	9.2573	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5853954	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	1390	XXXXXX	8.7431	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5853956	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	13.0361	Employed	Employed	Permanent Resident Alien	Permanent Resident Alien	(No Data)	(No Data)	0
XXXXXX	5853957	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	2452.9	XXXXXX	12.2141	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	5853959	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	3211.88	XXXXXX	13.1957	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5853975	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4540	XXXXXX	9.6967	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5853978	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4088.34	XXXXXX	11.9544	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5853980	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	1765	XXXXXX	9.1516	Employed	Employed	U.S. Citizen	Permanent Resident Alien	(No Data)	No	0

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